Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the company. We are permitted to report as a “smaller reporting company” as defined under the U.S. federal securities laws. Accordingly, we have not included a tabular list of financial performance measures, and the table below does not include a column for a “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of initial fixed $100 Investment Based on Total Shareholder Return(5)	Net (Loss) Income(6) (in thousands)
	($)	($)	($)	($)	($)	($)
2024	286,000	286,000	124,000	124,000	(95.68)	(4,805)
2023	150,000	150,000	144,000	144,000	(88.13)	(4,725)
2022	344,000	344,000	139,000	183,800	(82.91)	(3,553)

____________

(1)      Represent the amounts of total compensation reported for our Principal Executive Officer (“PEO”), Jay Kim, during each corresponding year in the “Total” column of the Summary Compensation Table above.

(2)      Represents the amount of “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K, with no adjustments because no equity compensation was paid to our PEO.

(3)      Represents the average of the amounts reported for our NEOs as a group (excluding our PEO) (“non-PEO NEOs”) in each applicable year in the “Total” column of the Summary Compensation Table above. In the fiscal years ending December 31, 2024, 2023 and 2022, the only non-PEO NEO was Stephan Kim.

(4)      Represents the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average compensation earned or paid to the Non-PEO NEOs during the applicable year. To calculate the average compensation actually paid, as determined in accordance with SEC rules, to the Non-PEO NEOs in 2022, the average of the Summary Compensation Table total for the Non-PEO NEOs is adjusted to reflect the changes in the value of equity awards, described in the following: (1) $56,000 was deducted from the total, representing the amount reported in the Stock Awards column of the Summary Compensation Table; and (2) $100,800 was added representing the fair value of the equity awards granted in 2022 that vested in 2022.

(5)      Total Share Return (TSR) is calculated by dividing the difference between our share price at the end and the beginning of the measurement period by our share price at the end of the measurement period and is determined based on the value of an initial fixed investment of $100 in our Common Stock at the beginning of the measurement period. No dividends were paid in 2024, 2023 or 2022. The calculation of TSR included in this column is based on a measurement period beginning on August 12, 2022, the day our Common Stock began trading on Nasdaq.

(6)      The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable years.

Named Executive Officers, Footnote		Represents the average of the amounts reported for our NEOs as a group (excluding our PEO) (“non-PEO NEOs”) in each applicable year in the “Total” column of the Summary Compensation Table above. In the fiscal years ending December 31, 2024, 2023 and 2022, the only non-PEO NEO was Stephan Kim.
PEO Total Compensation Amount	[1]	$ 286,000	$ 150,000	$ 344,000
PEO Actually Paid Compensation Amount	[2]	286,000	150,000	344,000
Non-PEO NEO Average Total Compensation Amount	[3]	124,000	144,000	139,000
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	124,000	144,000	183,800
Total Shareholder Return Amount	[5]	(95.68)	(88.13)	(82.91)
Net Income (Loss)	[6]	$ (4,805,000)	$ (4,725,000)	$ (3,553,000)
PEO Name		Jay Kim

[1]	Represent the amounts of total compensation reported for our Principal Executive Officer (“PEO”), Jay Kim, during each corresponding year in the “Total” column of the Summary Compensation Table above.
[2]	Represents the amount of “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K, with no adjustments because no equity compensation was paid to our PEO.
[3]	Represents the average of the amounts reported for our NEOs as a group (excluding our PEO) (“non-PEO NEOs”) in each applicable year in the “Total” column of the Summary Compensation Table above. In the fiscal years ending December 31, 2024, 2023 and 2022, the only non-PEO NEO was Stephan Kim.
[4]	Represents the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average compensation earned or paid to the Non-PEO NEOs during the applicable year. To calculate the average compensation actually paid, as determined in accordance with SEC rules, to the Non-PEO NEOs in 2022, the average of the Summary Compensation Table total for the Non-PEO NEOs is adjusted to reflect the changes in the value of equity awards, described in the following: (1) $56,000 was deducted from the total, representing the amount reported in the Stock Awards column of the Summary Compensation Table; and (2) $100,800 was added representing the fair value of the equity awards granted in 2022 that vested in 2022.
[5]	Total Share Return (TSR) is calculated by dividing the difference between our share price at the end and the beginning of the measurement period by our share price at the end of the measurement period and is determined based on the value of an initial fixed investment of $100 in our Common Stock at the beginning of the measurement period. No dividends were paid in 2024, 2023 or 2022. The calculation of TSR included in this column is based on a measurement period beginning on August 12, 2022, the day our Common Stock began trading on Nasdaq.
[6]	The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable years.